Shareholder Report, Line Graph (Details) 215303_Motley Fool Momentum Factor ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2026	Dec. 08, 2025	Aug. 31, 2026
Motley Fool Momentum Factor ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Motley Fool Momentum Factor ETF (at NAV)
Accumulated Value	$ 11,089	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Accumulated Value	11,319	10,000
Motley Fool Momentum Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Motley Fool Momentum Total Return Index (USD)
Accumulated Value	11,078	10,000
Russell 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Total Return Index
Accumulated Value	$ 11,302	$ 10,000